Borrowings - Summary of Borrowings (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Secured bank loans, Current	$ 1,167,301	$ 971,159
Secured bank loans, Non-Current	33,044,170	34,066,811
Secured bank loans, Total	34,211,471	35,037,970
Total secured borrowings, Current	1,167,301	971,159
Total secured borrowings, Non-Current	33,044,170	34,066,811
Total secured borrowings	34,211,471	35,037,970
Unsecured convertible notes, Non- Current	28,554,210
Unsecured convertible notes, Total	28,554,210
Unsecured other loans, Current	174,388	114,155
Unsecured other loans, Non-Current	1,622,121	1,010,777
Unsecured other loans, Total	1,796,509	1,124,932
Total unsecured borrowings, Current	174,388	114,155
Total unsecured borrowings, Non-Current	30,176,331	1,010,777
Total unsecured borrowings	30,350,719	1,124,932
Total borrowings, Current	1,341,689	1,085,314
Total borrowings, Non-Current	63,220,501	35,077,588
Total borrowings	$ 64,562,190	$ 36,162,902